Acquisitions and Divestitures - Summary of Preliminary Allocation of Purchase Price (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Jul. 10, 2017	Dec. 31, 2015
Net assets acquired:
Goodwill	$ 92,591		$ 50,276
Deferred income taxes	(126,903)
Integra gold corporation [member]
Disclosure of detailed information about business combination [line items]
77,180,898 common shares of shares of Eldorado at C$3.14/share	188,061	$ 188,061
Cash consideration including advances	126,869
Fair value of existing available-for-sale investment in Integra by Eldorado	41,968	$ 41,968
Total Consideration	356,898
Net assets acquired:
Cash and cash equivalents	5,205
Marketable securities	2,857
Accounts receivable and other	5,920
Inventories	2,471
Other assets	3,495
Property, plant and equipment	393,647
Goodwill	92,591
Accounts payable and accrued liabilities	(8,028)
Flow-through share premium liability	(4,722)
Other liabilities	(9,635)
Deferred income taxes	(126,903)
Total	$ 356,898